Consolidated Statements of Profit and Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Profit and Loss and Other Comprehensive Income
Net revenues	$ 61,655,245	$ 61,052,092	$ 58,050,025
Cost of sales	(51,557,351)	(51,422,376)	(47,502,959)
Gross profit	10,097,894	9,629,716	10,547,066
General, selling and administrative expenses	(6,116,620)	(6,024,406)	(5,423,379)
Other income (expenses), net	(4,734)	102,660	167,642
Operating income	3,976,540	3,707,970	5,291,329
Finance income	991,632	1,140,749	1,087,641
Finance costs	(610,368)	(332,168)	(340,091)
Net finance income	381,264	808,581	747,550
Profit before income taxes	4,357,804	4,516,551	6,038,879
Income taxes	1,124,978	1,154,978	1,084,444
Profit for the year	3,232,826	3,361,573	4,954,435
Items that may be reclassified subsequently to profit or loss:
Currency translation effect	(199,746)	5,650	(197,636)
Hedge result	(19,464)	(307)	0
Items that will not be reclassified subsequently to profit or loss:
Actuarial remeasurements	(107,897)	(30,629)	(17,377)
Income taxes related to actuarial remeasurements	32,370	9,189	5,213
Other comprehensive income	(294,737)	(16,097)	(209,800)
Comprehensive income for the year	2,938,089	3,345,476	4,744,635
Profit attributable to:
Controlling interest	3,219,931	3,349,967	4,948,242
Non-controlling interest	12,895	11,606	6,193
Profit for the year	3,232,826	3,361,573	4,954,435
Comprehensive income attributable to:
Controlling interest	2,925,194	3,333,870	4,738,442
Non-controlling interest	12,895	11,606	6,193
Comprehensive income for the year	$ 2,938,089	$ 3,345,476	$ 4,744,635
Weighted average outstanding shares	599,971,832	599,980,734	599,997,696
Basic and diluted earnings per share	$ 5.37	$ 5.58	$ 8.25